Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Jul. 01, 2023
Current assets
Cash	$ 28,906	$ 38,667	$ 44,975
Restricted cash	345	345
Receivables	101	303	353
Prepaid expenses	943	1,354	1,489
Receivables - unconsolidated affiliates	1,677	848
Current assets	31,972	41,517	46,817
Non-current assets
Reclamation deposit	63	63	63
Exploration and evaluation assets	46,023	45,970	75,410
Intangible assets	980	985	1,080
Right of use asset	599	712	930
Property, plant and equipment	1,344	1,514	2,087
Investment in Aqualung	2,521	2,500	2,500
Investment in joint ventures	146,442	146,865
Financial asset - FID	48,575	47,086
Advances and deposits	79	79	2,013
Non-current assets	246,626	245,774	84,083
TOTAL ASSETS	278,598	287,291	130,900
Current liabilities
Accounts payable and accrued liabilities	2,988	8,217	9,610
Accounts payable - unconsolidated affiliates	4,000	4,000
Lease liability - short-term	327	381	386
Current liabilities	7,315	12,598	9,996
Non-current liabilities
Lease liabilities - long-term	273	342	558
Deferred income tax liabilities	25,652	25,870
Decommissioning provision	100	100	100
Non-current liabilities	26,025	26,312	658
TOTAL LIABILITIES	33,340	38,910	10,654
SHAREHOLDERS' EQUITY
Share capital	228,086	227,292	211,626
Reserves	35,675	34,781	27,338
Accumulated deficit	(13,167)	(8,338)	(114,139)
Accumulated other comprehensive loss	(5,336)	(5,354)	(4,579)
TOTAL SHAREHOLDERS' EQUITY	245,258	248,381	120,246
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 278,598	$ 287,291	$ 130,900